LIMITED PARTNERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of limited partners equity [Abstract]
Schedule of Composition of the Distributions
The composition of the distributions for the three and six months ended June 30 is presented in the following table:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2026	2025	2026	2025
General partnership interest in a holding subsidiary held by Brookfield	$1	$2	$3	$4
Incentive distribution	43	35	84	72
	44	37	87	76
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	79	73	154	147
BEPC exchangeable shares and class A.2 exchangeable shares held by
Brookfield Holders	17	17	35	34
External shareholders	56	50	109	101
Total BEPC exchangeable shares and class A.2 exchangeable shares	73	67	144	135
	$196	$177	$385	$358
The composition of distributions declared for the three and six months ended June 30 are presented in the following table:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2026	2025	2026	2025
Brookfield Holders	$32	$28	$64	$56
External LP unitholders	86	78	173	158
	$118	$106	$237	$214